Note 8 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2016	2015
Licenses	613	462
Trade name and trademark	621	596
Patents	412	412
Organization costs	363	363
Total gross value	2,009	1,833
Less: accumulated amortization	(1,860)	(1,794)
Total	149	39

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
December 31,

2017	71
2018	38
2019	24
2020	3
2021	-
Total	136